Financial statements preparation	12 Months Ended
Sep. 30, 2025
Financial statements preparation
Financial statements preparation

Note 1.Financial statements preparation

This financial report of Westpac Banking Corporation (the Parent Entity), together with its controlled entities (the Group or Westpac), for the year ended 30 September 2025, was authorised for issue by the Board of Directors on 2 November 2025. The Directors have the power to amend and reissue the financial report.

The material accounting policies are set out below and in the relevant notes to the financial statements. The accounting policy for the recognition, derecognition, classification and measurement basis of financial assets and financial liabilities precedes Note 9. These policies have been consistently applied to all the years presented, unless otherwise stated.

a.	Basis of preparation
(i)	Basis of accounting

This financial report is a general purpose financial report prepared in accordance with:

●	The requirements for an Authorised Deposit-taking Institution (ADI) under the Banking Act 1959 (as amended);
●	Australian Accounting Standards (AAS) and Interpretations as issued by the Australian Accounting Standards Board (AASB); and
●	The Corporations Act 2001.

Westpac Banking Corporation is domiciled and incorporated in Australia and is a for-profit entity for the purposes of preparing these financial statements.

The financial report also complies with International Financial Reporting Accounting Standards (IFRS) as issued by the International Accounting Standards Board (IASB) and Interpretations as issued by the IFRS Interpretations Committee (IFRIC). It also includes additional disclosures required for foreign registrants by the United States Securities and Exchange Commission (US SEC).

All amounts have been rounded in accordance with ASIC Corporations (Rounding in Financial/Directors’ Reports) Instrument 2016/191, to the nearest million dollars, unless otherwise stated.

Westpac has elected to apply ASIC Corporations (Parent Entity Financial Statements) Instrument 2021/195 and has presented both Parent Entity and Group financial statements in the financial report.

(ii)	Historical cost convention

The financial report has been prepared under the historical cost convention, as modified by applying fair value accounting to financial assets and financial liabilities (including derivative instruments) measured at fair value through income statement (FVIS) or in other comprehensive income (OCI).

(iii)	Standards adopted during the year ended 30 September 2025

No new accounting standards have been adopted by the Group for the year ended 30 September 2025. There have been no amendments to existing accounting standards that have had a material impact to the Group or the Parent Entity.

Note 1. Financial statements preparation (Continued)

(iv)	Business combinations

Business combinations are accounted for using the acquisition method of accounting. Acquisition cost is measured as the aggregate of the fair value at the date of acquisition of the assets given, equity instruments issued or liabilities incurred or assumed. Acquisition-related costs are expensed as incurred (except for those costs arising on the issue of equity instruments which are recognised directly in equity).

Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured at fair value on the acquisition date. Goodwill is measured as the excess of the acquisition cost, the amount of any non-controlling interest and the fair value of any previous Westpac equity interest in the acquiree, over the fair value of the identifiable net assets acquired.

(v)	Foreign currency translation

Functional and presentation currency

The consolidated financial statements are presented in Australian dollars which is the Parent Entity’s functional and presentation currency. The functional currency of offshore entities is usually the main currency of the economy they operate in.

Transactions and balances

Foreign currency transactions are translated into the functional currency of the relevant branch or subsidiary using the exchange rates prevailing at the dates of the transactions. Foreign exchange (FX) gains and losses resulting from the settlement of such transactions and from the translation at year end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognised in the income statement, except when deferred in OCI for qualifying cash flow hedges and qualifying net investment hedges.

Foreign operations

Assets and liabilities of foreign branches and subsidiaries that have a functional currency other than the Australian dollar are translated at exchange rates prevailing on the balance date. Income and expenses are translated at average exchange rates prevailing during the year. Equity balances are translated at historical exchange rates.

The resulting exchange differences are recognised in the foreign currency translation reserve in OCI.

Where Westpac hedges the currency translation risk arising from net investments in foreign operations, the gains or losses on the hedging instruments are also reflected in OCI to the extent the hedge is effective. When all or part of a foreign operation is disposed or borrowings that are part of the net investments are repaid, a proportionate share of such exchange differences is recognised in the income statement as part of the gain or loss on disposal or repayment of borrowing.

(vi)Comparative revisions

Comparative information has been revised where appropriate to conform to changes in presentation in the current year and to enhance comparability.

Note 1. Financial statements preparation (Continued)

b.Critical accounting assumptions and estimates

Applying Westpac’s accounting policies requires the use of judgement, assumptions and estimates which impact the financial information. The significant assumptions and estimates used are discussed in the relevant notes below:

Note 10         Provision for expected credit losses (ECL)

Note 22         Fair values of financial assets and financial liabilities

Note 25         Provisions, contingent liabilities, contingent assets and credit commitments

Geopolitical developments including in relation to international trade and tariff policies, global tensions and continuing global military conflict, have led to heightened uncertainty as to future economic forecasts and potential impacts on the Group and its customers. Responding to this heightened uncertainty, the Group has increased the weighting of the downside scenario used in the estimate of expected credit losses from 42.5% to 47.5% (refer to Note 10 for further details).

Impact of climate-related risks

Westpac has considered the potential risk of climate change on its financial statements including both physical risks and transition risks. Westpac has concluded that based on the information and methodologies currently used, climate-related risks did not have a material impact on the judgements, assumptions and estimates for the year ended 30 September 2025. This conclusion also reflects that the most significant impacts of climate change are expected to mostly occur beyond the expected life of our exposures.

Key considerations in reaching this conclusion included assessing Westpac’s exposure to:

●	higher transition risk industries as a proportion of overall credit exposures; and
●	physical risks that may arise from changing weather patterns and extreme weather events.

Climate change represents a significant source of uncertainty in the medium to long term which may affect our financial statements in the future. Measuring the financial impact of climate change continues to evolve and Westpac will continue to improve its climate scenario analysis and stress testing modelling to assess these potential impacts.

Details of the provision for ECL, including overlays held in relation to climate-related risks, are provided in Note 10.

c.	Future developments
(i)	Accounting standards

AASB 9 Financial Instruments: Recognition and Measurement (AASB 9) became effective for the Group for the financial year ended 30 September 2019. When adopted, as permitted by the standard, the Group elected to continue to comply with the hedge accounting requirements under AASB 139. The Group intends to adopt the hedge accounting requirements of AASB 9 prospectively for the financial year beginning 1 October 2025. All the Group’s existing hedge accounting relationships will continue to qualify for hedge accounting. It is intended to introduce new hedge accounting relationships under AASB 9 for our foreign currency term funding over cross currency basis risk. This will result in associated costs of hedging being reflected in a new cost of hedging reserve (COHR) rather than through the income statement. The quantum of this impact will be based on the valuation of the derivatives at the time.

AASB 18 Presentation and Disclosure in Financial Statements (AASB 18) was issued on 7 June 2024 and will be effective for the 30 September 2028 year end unless early adopted. AASB 18 will replace AASB 101 Presentation of Financial Statements. This standard will not change the recognition and measurement of items in the financial statements, but will impact the presentation and disclosure in the financial statements, including:

●	new categories and subtotals in the income statement to enhance comparability;
●	enhancing the disclosure of management defined performance measures; and
●	changes to the grouping of information in the financial statements to provide more useful information.

Westpac is continuing to assess the impact of adopting AASB 18.

Note 1. Financial statements preparation (Continued)

AASB 2024-2 Amendments to Australian Accounting Standards – Classification and Measurement of Financial Instruments (AASB 2024-2) was issued on 29 July 2024 and is effective for the 30 September 2027 year end unless early adopted.

The amendments include:

●	changes to disclosures for investments in equity instruments designated at fair value through other comprehensive income and additional disclosures for financial instruments with contingent features that do not relate directly to basic lending risks and costs;
●	guidance on derecognition of financial liabilities criteria when using an electronic payments system; and
●	guidance on assessing contractual cash flow characteristics of financial assets with environmental, social and corporate governance (ESG) and similar features.

Westpac is continuing to assess the impact of adopting AASB 2024-2.

(ii)Other developments

AASB S1 General Requirements for Disclosure of Sustainability-related Financial Information (AASB S1) and AASB S2 Climate-related Disclosures (AASB S2) were issued by the AASB on 20 September 2024.

These standards are Australian Sustainability Reporting Standards which are issued by the AASB and set out the sustainability-related and climate-related financial disclosures for sustainability reports and general purpose financial reports. The main features of these standards are described below.

AASB S1

This Standard applies to reporting sustainability-related financial information across a range of possible sustainability topics, including climate-related financial disclosures that form part of an entity’s general-purpose financial reporting. It sets out general requirements for the presentation of those disclosures, guidelines for their structure and minimum requirements for their content (including disclosures on governance, strategy, risk management, and metrics and targets), the location of disclosures, the timing of reporting and disclosures relating to judgements, uncertainties and errors. AASB S1 is a voluntary standard and provides guidance on the application of AASB S2.

AASB S2

This standard sets out disclosure requirements in general purpose financial reports about climate-related risks and opportunities that could reasonably be expected to affect the entity’s cash flows, access to finance or cost of capital over the short, medium or long term. The main climate-related financial disclosure requirements relate to four key areas of governance, strategy, risk management, and metrics and targets. The standard also requires disclosures on scenario analysis and greenhouse gas emissions (Scope 1, 2 and 3). General requirements such as the conceptual foundations for reporting such information, the location of disclosures, the timing of reporting and disclosures relating to judgements, uncertainties and errors are also provided. The Group is continuing to progress the implementation of AASB S2 which becomes effective for the Group for the 30 September 2026 year end.